related party transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	$ 6	$ 6
Key management personnel
Transactions with key management personnel
Short-term benefits	12	12
Post-employment pension and other benefits	8	4
Share-based compensation	44	34
Total	64	50
Effect on share-based compensation expense of derivatives used to manage costs	0	4
Liability amounts accrued for share-based compensation awards to key management personnel
Restricted stock units	41	40
Deferred share units	21	24
Total	$ 62	$ 64
Annual cash bonus as a percentage of base salary upon termination without cause	50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	24 months
Restricted stock units | Key management personnel
Transactions with key management personnel
Number of units awarded in period (in shares) | EquityInstruments	608,849	686,595
Notional value of units awarded in period	$ 28	$ 30
Grant-date fair value of units awarded in period	36	30
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out	$ 6	$ 14